Borrowings - Agreement with Emergent (Details)	Jun. 11, 2020 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Aug. 31, 2020 USD ($)
Debt Instrument [Line Items]
Non-convertible notes payable, current accrued interest		$ 19,189	$ 12,252	$ 19,730
Emergent
Debt Instrument [Line Items]
Notes issued	$ 387,000
Emergent | Promissory note
Debt Instrument [Line Items]
Notes issued	$ 387,000				$ 187,000	$ 200,000
Number of tranches of debt	2
Non-convertible notes payable, current accrued interest	$ 0